Parent Company Information_Condensed Statements Of Cash Flows(Details) - Parent Company - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	₩ 925,905	₩ 553,425	₩ 590,132
Reconciliation of net income (loss) to net cash provided by operating activities
Other operating activities, net	(1,243)	16,718	5,588
Net cash inflow (outflow) from operating activities	924,662	570,143	595,720
Investing activities
Net payments from (to) subsidiaries	0	(1,413,932)	(1,684,021)
Other investing activities, net	(43,554)	21,376	(201,890)
Net cash outflow from investing activities	(43,554)	(1,392,556)	(1,885,911)
Financing activities
Net increase(decrease) in debts	(164)	(50,263)	350,000
Increases in debentures	897,872	1,836,114	1,975,742
Repayments of debentures	(688,486)	(149,669)	(150,000)
Cash dividends paid	(766,728)	(497,969)	(378,625)
Acquisition of treasury shares	(224,700)	(185,465)	(716,808)
Net cash inflow from financing activities	(782,206)	952,748	1,080,309
Net increase in cash held at bank susidiaries	98,902	130,335	(209,882)
Cash and cash equivalents subsidiaries at January 1	245,397	115,062	324,944
Cash and cash equivalents subsidiaries at December 31	₩ 344,299	₩ 245,397	₩ 115,062